Equity	12 Months Ended
Dec. 31, 2023
Equity.
Equity

Note 15    Equity

At December 31, 2023, Orange SA’s share capital, based on the number of issued shares at this date, amounted to 10,640,226,396 euros, divided into 2,660,056,599 ordinary shares with a par value of 4 euros each.

At December 31, 2023, the share capital and voting rights of Orange SA broke down as follows:

15.1    Changes in share capital

No new shares were issued during the 2023 fiscal year.

15.2    Treasury shares

As authorized by the Shareholders' Meeting of May 23, 2023, the Board of Directors instituted a new Share Buyback Program (the 2023 Buyback Program) and canceled the 2022 Buyback Program, with immediate effect. This authorization is granted for a period of 18 months from the aforementioned Shareholders' Meeting. The 2023 Buyback Program is described in the Orange Universal Registration Document (URD) filed with the French Financial Markets Authority (Autorité des marchés financiers – AMF) on March 29, 2023.

(in number of shares)	December 31,	December 31,	December 31,
	2023	2022	2021
Free share award plans(1)	1,664,145	1,285,171	2,009,500
Liquidity contract	764,998	680,000	—
Total treasury shares	2,429,143	1,965,171	2,009,500

(1)	During the fiscal year 2021, Orange bought back and delivered treasury shares to the beneficiaries of the Together 2021 Employee Shareholding Plan. At the same time, Orange repurchased shares mainly under the Long-Term Incentive Plans (LTIP) (see Note 6.3).

Accounting policies

Treasury shares are recorded as a deduction from equity, at acquisition cost. Gains and losses arising from the sale of treasury shares are recognized in consolidated reserves, net of tax.

15.3    Dividends

Full Year	Approved by	Description	Dividend	Payout date	Payment	Total
			per share		method	(in millions
			(in euro)			of euros)
2023	Board of Directors Meeting on July 25, 2023	2023 interim dividend	0.30	December 6, 2023	Cash	798
	Shareholders' Meeting on May 23, 2023	Balance for 2022	0.40	June 7, 2023	Cash	1,064
Total dividends paid in 2023						1,862
2022	Board of Directors Meeting on July 27, 2022	2022 interim dividend	0.30	December 7, 2022	Cash	797
	Shareholders' Meeting on May 19, 2022	Balance for 2021	0.40	June 9, 2022	Cash	1,063
Total dividends paid in 2022						1,861
2021	Board of Directors Meeting on July 28, 2021	2021 interim dividend	0.30	December 15, 2021	Cash	797
	Shareholders' Meeting on May 18, 2021	Balance for 2020	0.50	June 17, 2021	Cash	1,330
Total dividends paid in 2021						2,127
2020	Board of Directors Meeting on October 28, 2020	2020 interim dividend	0.40	December 9, 2020	Cash	1,064
	Shareholders' Meeting on May 19, 2020	Balance for 2019	0.20	June 4, 2020	Cash	532
Total dividends paid in 2020						1,595

The amount available to provide a return to shareholders in the form of dividends is calculated on the basis of the total net income and retained earnings, under French GAAP, of the entity Orange SA, the Group’s parent company.

15.4    Subordinated notes

Nominal value of subordinated notes

Issues and repurchases of subordinated notes are presented below:

Initial issue date	Initial	Initial	Initial	Rate	December	Issue	December	Issue	December	Residual
	nominal	nominal	currency		31, 2021	Redemption	31, 2022	Redemp	31, 2023	nominal
	value	value			(in millions	tion	(in millions	tion	(in millions	value
	(in millions	(in millions			of euros)		of euros)		of euros)	(in millions
	of currency)	of euros)								of euros)
2/7/2014	1,000	1,000	EUR	5.25%	1,000	—	1,000	(1,000)	—	—
10/1/2014	1,250	1,250	EUR	5.00%	1,250	—	1,250	—	1,250	1,250
10/1/2014	600	771	GBP	5.75%	547	(547)	—	—	—	—
4/15/2019	1,000	1,000	EUR	2.38%	1,000	—	1,000	—	1,000	1,000
9/19/2019	500	500	EUR	1.75%	500	—	500	—	500	500
10/15/2020	700	700	EUR	1.75%	700	—	700	—	700	700
5/11/2021	500	500	EUR	1.38%	500	—	500	—	500	500
4/18/2023	1,000	1,000	EUR	5.38%	—	—	—	1,000	1,000	1,000
Issues and purchases of subordinated notes					5,497	(547)	4,950	—	4,950

All notes, listed on Euronext Paris, are deeply subordinated notes (senior compared to ordinary shares) i.e. : the holders will only be remunerated (whether for the nominal, interest or any other amount) after all other creditors, including holders of participating loans and securities, simply subordinated or not, representing a claim on Orange.

At each interest payment date, remuneration may be either paid or deferred, at the option of the issuer. Deferred coupons are capitalized and become due and payable in full under certain circumstances defined contractually and under the control of Orange.

Gains (losses) on disposal, premiums and issuance costs related to issues/repurchases of subordinated notes are presented under “reserves” in equity.

The Group understands that some rating agencies assign an “equity” component from 0 to 50% to capital instruments.

Issues and purchases of subordinated notes

–  On February 7, 2014, as part of its EMTN (Euro Medium Term Notes) program, Orange issued the equivalent of 2.8 billion euros of deeply subordinated notes, in euros and in pounds sterling, in three tranches:

-	1 billion euros with a fixed annual coupon of 4.25% (tranche repurchased in 2019);
-	1 billion euros with a fixed annual coupon of 5.25%; and
-	650 million pounds sterling (782 million euros at the ECB fixing price on the issue date), with a fixed annual coupon of 5.875% (tranche repurchased in 2020 and 2021).

A revision of interest rates based on market conditions was provided for contractually on each call option exercise date. Orange had a call option on each of these tranches respectively from February 7, 2020, February 7, 2024, and February 7, 2022 and upon the occurrence of certain contractually defined events.

Step-up clauses provide for coupon adjustments of 0.25% in 2025 and an additional 0.75% in 2040 for the first tranche, 0.25% in 2024 and an additional 0.75% in 2044 for the second tranche, and 0.25% in 2027 and an additional 0.75% in 2042 for the third tranche.

This issuance was the subject of a prospectus approved by the AMF (visa no. 14-036).

On April 5, 2023, Orange launched an offer to repurchase the entire existing second and final tranche. On April 18, 2023, following this offer, the Group was able to repurchase 802 million euros of these subordinated notes. The nominal amount remaining in circulation after this repurchase amounts to 198 million euros. On December 13, 2023, Orange announced its intention to exercise its option on February 7, 2024 to repurchase the remaining outstanding amount of 198 million euros. As a result, the remaining outstanding amount was reclassified to current financial liabilities at December 31, 2023.

–	On October 1, 2014, as part of its EMTN program, Orange issued the equivalent of 3 billion euros of deeply subordinated notes, in euros and pounds sterling, in three tranches:
-	1 billion euros with a fixed annual coupon of 4% (entire tranche repurchased in 2019 and 2021);
-	1.25 billion euros with a fixed annual coupon of 5%; and
-	600 million pounds sterling (771 million euros at the ECB fixing price on the issue date), with a fixed annual coupon of 5.75%.

A revision of interest rates based on market conditions is provided for contractually on each call option exercise date. Orange has a call option on each of these tranches respectively from October 1, 2021, October 1, 2026, and April 1, 2023 and upon the occurrence of certain contractually defined events.

Step-up clauses provide for coupon adjustments of 0.25% in 2026 and an additional 0.75% in 2041 for the first tranche, 0.25% in 2026 and an additional 0.75% in 2046 for the second tranche, and 0.25% in 2028 and an additional 0.75% in 2043 for the third tranche.

This issuance was the subject of a prospectus approved by the AMF (visa no. 14-525).

Successive repurchases were carried out on the third and last tranche in 2020 and 2021.

On November 21, 2022, Orange launched a final repurchase offer on this tranche, for the remaining 426 million pounds sterling (historical cost of 547 million euros). On November 30, 2022, following this offer, the Group repurchased 387 million pounds sterling of these subordinated notes (historical value of 496 million euros). The nominal amount remaining after this purchase, i.e. 39 million pounds sterling (historical value of 50 million euros), represented less than 10% of the initial nominal amount. In accordance with the agreement, this allowed Orange to announce on December 1, 2022 its intention to exercise its early redemption option on the remaining amount outstanding on January 17, 2023. Accordingly, the remaining amount outstanding of these subordinated notes in pounds sterling was reclassified to current financial liabilities at December 31, 2022 (the repurchase having taken place on January 17, 2023).

–	On April 15, 2019, as part of its EMTN program, Orange issued the equivalent of 1 billion euros of deeply subordinated notes.

A revision of interest rates based on market conditions is provided for contractually on each call option exercise date. Orange has a call option on this tranche from April 15, 2025 (first date for the revision of the rates of the tranche in question) and upon the occurrence of certain contractually defined events.

Step-up clauses provide for a coupon adjustment of 0.25% in 2030 and an additional 0.75% in 2045.

This issuance was the subject of a prospectus approved by the AMF (visa no. 19-152).

–	On September 19, 2019, as part of its EMTN program, Orange issued the equivalent of 500 million euros of deeply subordinated notes.

A revision of interest rates based on market conditions is provided for contractually on each call option exercise date. Orange has a call option on this tranche from March 19, 2027 (first date for the revision of the rates of the tranche in question) and upon the occurrence of certain contractually defined events.

Step-up clauses provide for a coupon adjustment of 0.25% in 2032 and an additional 0.75% in 2047.

This issuance was the subject of a prospectus approved by the AMF (visa no. 19-442).

–	On October 15, 2020, as part of its EMTN program, Orange issued the equivalent of 700 million euros of deeply subordinated notes.

A revision of interest rates based on market conditions is provided for contractually from October 15, 2028. Orange has a call option on this tranche from July 15, 2028 (first date for the revision of the rates of the tranche in question) and upon the occurrence of certain contractually defined events.

Step-up clauses provide for a coupon adjustment of 0.25% in 2033 and an additional 0.75% in 2048.

This issuance of subordinated notes was the subject of a prospectus approved by the AMF (visa no. 20-509).

–	On May 11, 2021, as part of its EMTN program, Orange issued the equivalent of 500 million euros of deeply subordinated notes with a coupon of 1.375% until the first adjustment date.

A revision of interest rates based on market conditions is provided for contractually from May 11, 2029.

Step-up clauses provide for a coupon adjustment of 0.25% in 2034 and an additional 1.00% in 2049.

Orange has a call option on this tranche from May 11, 2029 (first date for the revision of the rates of the tranche in question) and upon the occurrence of certain contractually defined events.

This issuance of subordinated notes was the subject of a prospectus approved by the AMF on May 7, 2021 (visa no. 21-141).

–	On April 18, 2023, as part of its EMTN program, Orange issued 1 billion euros of subordinated notes with an annual fixed coupon of 5.375%.

A revision of interest rates based on market conditions is provided for contractually from 2030.

Orange has a call option on this tranche from January 18, 2030 and upon the occurrence of certain contractually defined events.

Step-up clauses provide for a coupon adjustment of 0.25% from 2035 and an additional 0.75% from 2050.

This issuance of subordinated notes was the subject of a prospectus approved by the AMF (visa no. 23-094).

The amount presented in the “subordinated notes” column of the consolidated statements of changes in shareholders’ equity of 4,950 million euros corresponds to the nominal amount recorded at historical value (the bonds denominated in pounds sterling have been fully repaid in early 2023).

Subordinated notes remuneration

The remuneration of holders is recorded in equity five working days before the annual payment date, unless Orange exercises its right to defer the payment.

The tax impact relating to the remuneration of subordinated notes is recorded through profit or loss in the period.

Since their issuance, Orange has not exercised its right to defer the coupon payments related to subordinated notes.

The remuneration of subordinated notes is as follows:

					2023		2022		2021
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	5.25%	(71)	(71)	(53)	(53)	(53)	(53)
2/7/2014	650	782	GBP	5.88%	—	—	—	—	(32)	(36)
10/1/2014	1,000	1,000	EUR	4.00%	—	—	—	—	(3)	(3)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	—	-	(41)	(49)	(33)	(38)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)	(24)	(24)
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(9)	(9)	(9)	(9)
10/15/2020	700	700	EUR	1.75%	(12)	(12)	(12)	(12)	(12)	(12)
5/11/2021	500	500	EUR	1.38%	(7)	(7)	(7)	(7)	—	—
4/18/2023	1,000	1,000	EUR	5.38%	—	—	—	—	—	—
Subordinated notes remuneration classified in equity						(185)		(215)		(238)
Coupons on subordinated notes reclassified as short-term borrowings						8		2		—
Subordinated notes remuneration paid						(177)		(213)		(238)

The tax effects from the conversion of subordinated notes whose par value is denominated in pounds sterling, and from the gains and losses on disposal, premiums and issuance costs on subordinated notes that have been refinanced, are presented under “other movements” in the consolidated statement of changes in shareholders’ equity and amounted to 6 million euros in 2023, (2) million euros in 2022 and 29 million euros in 2021.

Accounting policies

Subordinated notes

The Group issued subordinated notes in several tranches.

These instruments have no maturity and the coupon settlement may be deferred at the option of the issuer. They are booked in equity.

As equity instruments are recognized at historical value, the tranche denominated in foreign currency is never remeasured. Where appropriate, a translation adjustment impact is booked in equity when a call option is exercised.

The remuneration of holders is recorded directly in equity at the time of the decision to pay the coupons.

The tax impact related to the remuneration is accounted for through profit or loss, and that related to the remeasurement of the foreign currency portion is accounted for in equity.

Equity component of perpetual bonds redeemable for shares (TDIRAs) (see Note 13.4)

The equity component is determined as the difference between the fair value of the instrument taken as a whole and the fair value of the debt component. The equity component thus determined and recognized at inception is not subsequently re-measured and remains in equity, even when the instrument is extinguished.

15.5    Translation adjustments

(in millions of euros)	2023	2022	2021
Gain (loss) recognized in other comprehensive income during the period	(29)	(370)	196
Reclassification to net income for the period	1	(4)	4
Total translation adjustments in the consolidated statement of comprehensive income	(28)	(374)	200

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021
Polish zloty	799	603	645
Egyptian pound(1)	(872)	(730)	(444)
Slovak Koruna	220	220	220
Leone	(244)	(217)	(150)
Other	(190)	(134)	(155)
Total translation adjustments	(286)	(258)	116
o/w share attributable to the owners of the parent company	(526)	(455)	(96)
o/w share attributable to non-controlling interests	240	198	211

(1)	Includes the effects of the devaluation of the Egyptian pound in the 2022 and 2023 fiscal years.

Accounting policies

The functional currency of foreign operations located outside the euro area is generally the local currency, unless the major cash flows are made with reference to another currency (such as the Orange Romania – euros and in the Democratic Republic of the Congo – American dollars).

The financial statements of foreign operations whose functional currency is neither the euro nor the currency of a hyper-inflationary economy are translated into euros (the Group’s presentation currency) as follows:

–  assets and liabilities are translated at the year-end rate;

–  items in the income statement are translated at the average rate for the period;

–  the translation adjustment resulting from the use of these different rates is included in other comprehensive income.

Translation adjustments are reclassified to profit or loss when the entity disposes or partially disposes (loss of control, loss of joint control, loss of significant influence) of its interest in a foreign operation through the sale, liquidation, repayment of capital or discontinuation of all, or part of, that activity. The decrease in the carrying value of a foreign operation, either due to its own losses or because of the recognition of an impairment loss, does not result in a reclassification through profit or loss of the accumulated translation adjustments.

Reclassification of translation adjustments is presented in profit or loss within:

–  net income of discontinued operations, when a line of business or major geographical area is disposed of;

–  gains (losses) on disposal of fixed assets, investments and activities, when other businesses are disposed of.

15.6    Non-controlling interests

The data presented below concern all entities of the following groups:

(in millions of euros)	2023	2022	2021
Credit part of net income attributable to non-controlling interests (a)	518	509	577
o/w Sonatel and its subsidiaries	320	269	243
o/w Orange Polska and its subsidiaries	73	94	222
o/w Orange Côte d'Ivoire and its subsidiaries	48	50	53
o/w Médi Telecom and its subsidiaries	33	33	19
o/w Jordan Telecom and its subsidiaries	28	29	16
o/w Orange Belgium and its subsidiaries	—	20	12
Debit part of net income attributable to non-controlling interests (b)	(67)	(38)	(33)
o/w Orange Romania and its subsidiaries	(48)	(33)	—
o/w Orange Belgium and its subsidiaries	(15)	—	—
o/w Orange Bank and its subsidiaries	—	—	(22)
Total part of net income attributable to non-controlling interests (a) + (b)	451	471	545
Credit part of comprehensive income attributable to non-controlling interests (a)	540	524	612
o/w Sonatel and its subsidiaries	307	263	263
o/w Orange Polska and its subsidiaries	114	114	215
o/w Orange Côte d'Ivoire and its subsidiaries	47	52	55
o/w Médi Telecom and its subsidiaries	36	24	23
o/w Jordan Telecom and its subsidiaries	21	39	27
o/w Orange Belgium and its subsidiaries	—	19	13
Debit part of comprehensive income attributable to non-controlling interests (b)	(70)	(37)	(31)
o/w Orange Romania and its subsidiaries	(51)	(31)	—
o/w Orange Belgium and its subsidiaries	(16)	—	—
o/w Orange Bank and its subsidiaries	—	—	(22)
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	470	487	580

(in millions of euros)	2023	2022	2021
Dividends paid to non-controlling interests	381	328	218
o/w Sonatel and its subsidiaries	208	185	166
o/w Orange Côte d'Ivoire and its subsidiaries	53	51	29
o/w Orange Polska and its subsidiaries	50	35	—
o/w Médi Telecom and its subsidiaries	34	33	—
o/w Jordan Telecom and its subsidiaries	25	18	11
o/w Orange Belgium and its subsidiaries	—	—	7

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Credit part of equity attributable to non-controlling interests (a)	3,285	3,183	3,030
o/w Orange Polska and its subsidiaries	1,313	1,250	1,170
o/w Sonatel and its subsidiaries	1,008	907	826
o/w Orange Côte d'Ivoire and its subsidiaries	247	253	257
o/w Jordan Telecom and its subsidiaries	189	193	171
o/w Orange Romania and its subsidiaries	163	217	267
o/w Orange Belgium and its subsidiaries	149	155	138
o/w Médi Telecom and its subsidiaries	142	140	148
Debit part of equity attributable to non-controlling interests (b)	(11)	(11)	(10)
Total equity attributable to non-controlling interests (a) + (b)	3,274	3,172	3,020

Accounting policies

Commitments to purchase non-controlling interests (“put options”)

When the Group grants firm or contingent commitments to purchase holdings from non-controlling shareholders, the carrying value of the non-controlling interests is reclassified to financial debt.

When the amount of the commitment exceeds the amount of the non-controlling interests, the difference is recorded as a reduction in equity attributable to the owners of the parent company. Financial debt is remeasured at each reporting period end in accordance with the contractual arrangements (at fair value or at present value if fixed price) and, in the absence of any guidance provided by IFRS, with a counterparty in net finance costs.

Non-controlling interests that are debtors

Total comprehensive income of a subsidiary is attributed to the owners of the parent company and to the non-controlling interests. In accordance with IFRS 10, this can result in the non-controlling interests having a deficit balance.

Transactions with shareholders of a controlled entity

Each transaction with minority shareholders of an entity controlled by the Group, when not resulting in a loss of control, is accounted for as an equity transaction with no effect on consolidated comprehensive income.

15.7   Earnings per share

Net income

The Group net income used to calculate basic and diluted earnings per share is determined according to the following method:

(in millions of euros)	2023	2022	2021
Net income - basic	2,440	2,146	233
Effect of subordinated notes	(175)	(200)	(225)
Net income attributable to the owners of the parent company - basic (adjusted)	2,265	1,946	8
Impact of dilutive instruments on net income:
TDIRA	—	12	—
Net income attributable to the owners of the parent company - diluted	2,265	1,957	8

Number of shares

The weighted average number of shares used to calculate the basic and diluted earnings per share is presented below:

(number of shares)	2023	2022	2021
Weighted average number of ordinary shares outstanding	2,659,184,216	2,658,328,369	2,656,981,542
Impact of dilutive instruments on number of ordinary shares:
TDIRA	—	27,269,551	—
Free share award plans (LTIP)	1,336,982	1,233,198	776,743
Weighted average number of shares outstanding - diluted	2,660,521,198	2,686,831,119	2,657,758,285

The average market price of the Orange share is higher than the fair value adopted under the free share award plans for all periods presented (see Note 6.3). The number of shares corresponding to this difference was thus dilutive at the reporting date of the periods presented.

At December 31, 2023 (as at December 31, 2021), the TDIRAs are not included in the calculation of diluted net earnings per share since they are anti-dilutive.

Earnings per share

(in euros)	2023	2022	2021
Earning per share - basic	0.85	0.73	—
Earning per share - diluted	0.85	0.73	—

Accounting policies

Earnings per share

The Group discloses both basic earnings per share and diluted earnings per share for continuing operations and discontinued operations:

–  basic earnings per share are calculated by dividing net income for the year attributable to the shareholders of the Group, after deduction of the remuneration net of the tax to holders of subordinated notes, by the weighted average number of ordinary shares outstanding during the period;

–  diluted earnings per share are calculated based on the same net income, adjusted for the finance cost of dilutive debt instruments, net of the related tax effect. The number of shares used to calculate diluted earnings per share takes into account the conversion into ordinary shares of potentially dilutive instruments outstanding during the period. These instruments are considered dilutive when they have the effect of reducing earnings per share of continuing operations.

When basic earnings per share are negative, diluted earnings per share are identical to basic earnings per share. In the event of a capital increase at a price lower than the market price, and in order to ensure comparability of the reporting periods shown, the weighted average numbers of shares outstanding in current and previous periods are adjusted. Treasury shares owned, which are deducted from the consolidated equity, do not enter into the calculation of earnings per share.